Accounting Policies - IFRS 16 - Leases (Details) - ZAR (R) R in Millions	Jul. 01, 2019	Jun. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Minimum lease payments payable under non-cancellable operating lease		R 48
Bottom of range | Expected impact of new accounting standard | Forecast | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	R 80
Lease liabilities	80
Top of range | Expected impact of new accounting standard | Forecast | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	120
Lease liabilities	R 120